LOANS AND BORROWINGS - Particulars of secured long-term loans and borrowings (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) subsidiary	Sep. 30, 2017 USD ($) subsidiary	Dec. 31, 2009 CNY (¥)	Sep. 30, 2017 CNY (¥) subsidiary	Jun. 30, 2017 CNY (¥)	Mar. 31, 2017 USD ($) subsidiary	Dec. 31, 2016 CNY (¥)	Sep. 30, 2016 CNY (¥) subsidiary	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Secured long-term loans and borrowings
Secured long-term loans and borrowings				¥ 2,873,077			¥ 1,898,377
Outstanding short-term borrowings				314,052			239,777
Long-term loans guaranteed by William Wei Huang, Director and CEO of the Company				0			9,500
Subsidiary A | Entrusted credit facility with the local government
Secured long-term loans and borrowings
Term of loan			13 years
Principal amount of credit facility			¥ 322,000
Outstanding loan under credit facility				¥ 167,279
Effective interest rate (as a percent)	4.90%	4.90%		4.90%
Subsidiary A | Entrusted credit facility with the local government | Prepaid land use rights, net
Secured long-term loans and borrowings
Assets pledged				¥ 6,126
Subsidiary B | Credit facility with a third party bank
Secured long-term loans and borrowings
Principal amount of credit facility										¥ 200,000
Subsidiary C | Loan facilities with third party banks
Secured long-term loans and borrowings
Principal amount of credit facility									¥ 120,000
Two Subsidiaries, B | Loan facilities with third party banks
Secured long-term loans and borrowings
Number of subsidiaries entered into loan facilities | subsidiary								2
Principal amount of credit facility								¥ 1,135,000
Outstanding loan under credit facility				998,323
Early repayment if STT Communications Ltd. ceases to directly or indirectly own, the percentage of equity interests of STT GDC Pte. Ltd.								50.10%
Early repayment if STT GDC PTe. Ltd. ceases to own and control, the percentage of equity interest in the Company prior to an initial public offering (IPO)								40.00%
Early repayment if STT GDC PTe. Ltd. ceases to own and control, the percentage of equity interest in the Company after an initial public offering (IPO)								30.00%
Early repayment if cease to own and control percentage of the equity interest in the borrowing subsidiaries								100.00%
Amount to be early repaid								¥ 50,000
Two Subsidiaries, B | Loan facilities with third party banks | William Wei Huang, Director and CEO of the Company
Secured long-term loans and borrowings
Early repayment if cease to own and control percentage of the equity interest in GDS Beijing								99.90%
Two Subsidiaries, B | Loan facilities with third party banks | Accounts receivable
Secured long-term loans and borrowings
Assets pledged				51,850
Two Subsidiaries, B | Loan facilities with third party banks | Property and equipment, net
Secured long-term loans and borrowings
Assets pledged				100,721
Two Subsidiaries, B | Short term working capital loan
Secured long-term loans and borrowings
Outstanding short-term borrowings				¥ 41,871
Effective interest rate (as a percent)	5.66%	5.66%		5.66%
Two Subsidiaries, B | Long term loans
Secured long-term loans and borrowings
Outstanding loan under credit facility				¥ 956,452
Two Subsidiaries, B | Long term loans | Minimum
Secured long-term loans and borrowings
Effective interest rate (as a percent)	7.02%	7.02%		7.02%
Two Subsidiaries, B | Long term loans | Maximum
Secured long-term loans and borrowings
Effective interest rate (as a percent)	7.25%	7.25%		7.25%
Two Subsidiaries, I | Loan facilities with third party banks
Secured long-term loans and borrowings
Number of subsidiaries entered into loan facilities | subsidiary						2
Principal amount of credit facility | $						$ 45,000
Outstanding loan under credit facility				¥ 298,693
Effective interest rate (as a percent)						5.41%
Two Subsidiaries, H | Facility agreement with a third party bank
Secured long-term loans and borrowings
Term of loan	5 years
Number of subsidiaries entered into loan facilities | subsidiary	2	2		2
Principal amount of credit facility				¥ 570,000
Amount to be early repaid				50,000
Two Subsidiaries, H | Facility agreement with a third party bank | People's Bank Of China ("PBOC") Base Rate
Secured long-term loans and borrowings
Interest rate spread		130.00%
Two Subsidiaries, H | Facility Agreement with third party bank sub facility one
Secured long-term loans and borrowings
Principal amount of credit facility				200,000
Two Subsidiaries, H | Facility Agreement with third party bank sub facility one | Minimum
Secured long-term loans and borrowings
Term of loan		3 years
Two Subsidiaries, H | Facility Agreement with third party bank sub facility one | Maximum
Secured long-term loans and borrowings
Term of loan		5 years
Two Subsidiaries, H | Facility Agreement with third party bank sub facility one | People's Bank Of China ("PBOC") Base Rate
Secured long-term loans and borrowings
People's Bank of China Base Rate (as a percent)		4.75%
Two Subsidiaries, H | Facility Agreement with third party bank sub facility two
Secured long-term loans and borrowings
Principal amount of credit facility				370,000
People's Bank of China Base Rate (as a percent)		6.30%
Subsidiary D | Loan facilities with third party banks
Secured long-term loans and borrowings
Principal amount of credit facility							¥ 530,000		¥ 430,000
Outstanding loan under credit facility				¥ 267,940
Effective interest rate (as a percent)	7.84%	7.84%		7.84%
Early repayment if Singapore Technologies Telemedia Limited of Singapore ceases to own and control, the percentage of equity interest in the Company prior to an initial public offering (IPO)							40.00%
Early repayment if Singapore Technologies Telemedia Limited of Singapore ceases to own and control, the percentage of equity interest in the Company after an initial public offering (IPO)							30.00%
Early repayment if cease to own and control percentage of the equity interest in the borrowing subsidiaries							100.00%
Amount to be early repaid							¥ 30,000
Subsidiary D | Loan facilities with third party banks | William Wei Huang, Director and CEO of the Company
Secured long-term loans and borrowings
Early repayment if cease to own and control percentage of the equity interest in GDS Beijing							99.96%
Subsidiary D | Loan facilities with third party banks | Accounts receivable
Secured long-term loans and borrowings
Assets pledged				¥ 11,788
Subsidiary D | Loan facilities with third party banks | Property and equipment, net
Secured long-term loans and borrowings
Assets pledged				91,094
Subsidiary E | Long term loans
Secured long-term loans and borrowings
Outstanding loan under credit facility				188,848
Subsidiary E | Facility agreement with a third party bank
Secured long-term loans and borrowings
Principal amount of credit facility								¥ 220,000
Amount to be early repaid								¥ 50,000
Subsidiary E | Facility agreement with a third party bank | Accounts receivable
Secured long-term loans and borrowings
Assets pledged				18,392
Subsidiary E | Facility agreement with a third party bank | Property and equipment, net
Secured long-term loans and borrowings
Assets pledged				¥ 79,557
Subsidiary E | Long term loans
Secured long-term loans and borrowings
Effective interest rate (as a percent)	7.29%	7.29%		7.29%
Subsidiary F | Facility agreement with a third party bank
Secured long-term loans and borrowings
Principal amount of credit facility							¥ 380,000
Outstanding loan under credit facility				¥ 380,000
Effective interest rate (as a percent)	8.01%	8.01%		8.01%
Amount to be early repaid							30,000
Subsidiary F | Facility agreement with a third party bank | Accounts receivable
Secured long-term loans and borrowings
Assets pledged				¥ 19,727
Subsidiary F | Facility agreement with a third party bank | Property and equipment, net
Secured long-term loans and borrowings
Assets pledged				124,799
Subsidiary G | Facility agreement with a third party bank
Secured long-term loans and borrowings
Principal amount of credit facility							310,000
Outstanding loan under credit facility				246,668
Amount to be early repaid							¥ 50,000
Subsidiary G | Facility agreement with a third party bank | Accounts receivable
Secured long-term loans and borrowings
Assets pledged				3,217
Subsidiary G | Facility agreement with a third party bank | Property and equipment, net
Secured long-term loans and borrowings
Assets pledged				157,282
Subsidiary G | Facility agreement with a third party bank | Prepaid land use rights, net
Secured long-term loans and borrowings
Assets pledged				14,020
Subsidiary G | Short term working capital loan
Secured long-term loans and borrowings
Outstanding loan under credit facility				¥ 5,985
Effective interest rate (as a percent)	5.66%	5.66%		5.66%
Subsidiary G | Long term loans
Secured long-term loans and borrowings
Outstanding loan under credit facility				¥ 240,683
Effective interest rate (as a percent)	7.04%	7.04%		7.04%
Subsidiary H | Short term working capital loan
Secured long-term loans and borrowings
Outstanding loan under credit facility				¥ 10,196
Effective interest rate (as a percent)	6.30%	6.30%		6.30%
Subsidiary H | Long term loans
Secured long-term loans and borrowings
Outstanding loan under credit facility				¥ 373,182
Effective interest rate (as a percent)	7.32%	7.32%		7.32%
Subsidiary H | Project loan facility agreement with a third party bank
Secured long-term loans and borrowings
Principal amount of credit facility					¥ 644,000
Outstanding loan under credit facility				¥ 383,378
Amount to be early repaid				¥ 50,000
Subsidiary H | Project loan facility agreement with a third party bank | Accounts receivable
Secured long-term loans and borrowings
Assets pledged | $	$ 22,572	$ 22,572
Subsidiary H | Project loan facility agreement with a third party bank | Property and equipment, net
Secured long-term loans and borrowings
Assets pledged | $	$ 95,999	$ 95,999